Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Financial Instruments [Abstract]
Schedule of financial assets at amortized cost
	December 31,
	2021	2020
Trade receivables, net	$1,038	$1,103

Schedule of financial liabilities at amortized cost
	December 31,
	2021	2020
Trade payables and accrued liabilities	$14,480	$2,696
Credit facility	60,002	—
Long-term debt	11,167	17,345
Lease liabilities	13,573	11,023
	$99,222	$31,064

Schedule of consolidated statements of financial position
	December 31,
	2021		2020
	CAD	ARS	CAD	ARS
Cash	$3,475	$952	$2,670	$—
Other assets	4,374	23	500	—
Trade receivables	1,038	—	923	—
Long-term deposits, equipment prepayments and other	902	2,067	—	—
Trade payables and accrued liabilities	(4,964)	(718)	(2,449)	—
Taxes payable	(10,226)	(1,659)	(316)	—
Deferred tax liability	(8,462)	—	—	—
Long-term debt	(126)	—	(253)	—
Lease liabilities	(9,678)	—	(5,957)	—
Asset retirement provision	(239)	—	(209)	—
	$(23,906)	$665	$(5,091)	$—

Schedule of financial obligations with contractual maturities
December 31,
2021
2022	$73,950
2023	896
2024 and thereafter	40
$74,886

Schedule of financial obligations with contractual maturities
December 31,
2021
2022	$5,431
2023	2,553
2024	1,820
2025	1,692
2026 and thereafter	6,023
$17,519

Schedule of movement in long-term debt
	December 31,
	2021	2020
Balance as of January 1,	$17,345	$15,723
Conversion of lease liabilities	3,904	—
Issuance of long-term debt	14,227	84
Payments	(22,382)	(3,673)
Interest on long-term debt	1,883	5,335
Conversion of long-term debt and loan modification	(5,000)	(124)
Derecognition of embedded derivative	1,190	—
	$11,167	$17,345